Significant Management Judgement in Applying Accounting Policies	12 Months Ended
Dec. 31, 2023
Significant Management Judgement in Applying Accounting Policies [Abstract]
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES
5.	SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES

The preparation of financial statements in conformity with IFRS requires management to exercise judgment in the process of applying the Group’s accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and reported amount of revenue and expenses during the reporting period. The following estimates that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year are disclosed below.

Allowance for Bad and Doubtful debts

Allowances for bad and doubtful debts are based on an assessment of the recoverability of trade and other receivables. Allowances are applied to trade and other receivables where events or changes in circumstances indicate that the balances may not be collectible. The identification of bad and doubtful debts requires the use of judgment and estimates, where the expected outcome is different from the original estimate, such difference will impact carrying value of trade and other receivables and doubtful debt expenses in the period in which such estimate has been charged.